Cover Page	May 18, 2020
Entity Information [Line Items]
Entity Incorporation, State or Country Code	TX
Entity Registrant Name	CenterPoint Energy, Inc.
Entity Central Index Key	0001130310
Document Type	8-K
Document Period End Date	May 18, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Emerging Growth Company	false
Entity File Number	1-31447
Entity Tax Identification Number	74-0694415
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
CenterPoint Energy Houston Electric, LLC
Entity Information [Line Items]
Entity Incorporation, State or Country Code	TX
Entity Registrant Name	CenterPoint Energy Houston Electric, LLC
Entity Central Index Key	0000048732
Entity File Number	1-3187
Entity Tax Identification Number	22-3865106
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
CenterPoint Energy Resources Corp.
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	CenterPoint Energy Resources Corp.
Entity Central Index Key	0001042773
Entity File Number	1-13265
Entity Tax Identification Number	76-0511406
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Common Stock, $0.01 par value | The New York Stock Exchange
Entity Information [Line Items]
Trading Symbol	CNP
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE
Common Stock, $0.01 par value | Chicago Stock Exchange, Inc.
Entity Information [Line Items]
Trading Symbol	CNP
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	CHX
Depositary Shares for 1/20 of 7.00% Series B Mandatory Convertible Preferred Stock, $0.01 par value | The New York Stock Exchange
Entity Information [Line Items]
Trading Symbol	CNP/PB
Title of 12(b) Security	Depositary Shares for 1/20 of 7.00% Series B Mandatory Convertible Preferred Stock, $0.01 par value
Security Exchange Name	NYSE
9.15% First Mortgage Bonds due 2021 | The New York Stock Exchange
Entity Information [Line Items]
Trading Symbol	n/a
Title of 12(b) Security	9.15% First Mortgage Bonds due 2021
Security Exchange Name	NYSE
6.95% General Mortgage Bonds due 2033 | The New York Stock Exchange
Entity Information [Line Items]
Trading Symbol	n/a
Title of 12(b) Security	6.95% General Mortgage Bonds due 2033
Security Exchange Name	NYSE
6.625% Senior Notes due 2037 | The New York Stock Exchange
Entity Information [Line Items]
Trading Symbol	n/a
Title of 12(b) Security	6.625% Senior Notes due 2037
Security Exchange Name	NYSE